Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of Restated Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 12, 2019
Error Corrections and Prior Period Adjustments Revision [Line Items]
Total liabilities	$ 91,719,000	$ 82,717,000				$ 75,848,000
Additional paid-in capital	59,314,000	59,175,000				58,619,000
Retained earnings	$ (29,003,000)	$ (24,828,000)				$ (20,183,000)
Class A common stock-shares issued	1,000	1,000				1,000
Class A common stock-shares outstanding	1,000	1,000				1,000
Class A common stock-shares issued	1,000	1,000				1,000
Total liabilities	$ 91,719,000	$ 82,717,000				$ 75,848,000
Additional paid-in capital	59,314,000	59,175,000				58,619,000
Accumulated deficit	(29,003,000)	(24,828,000)				(20,183,000)
Crescent Acquisition Corp
Error Corrections and Prior Period Adjustments Revision [Line Items]
Warrant liability	29,315,000	33,015,000	$ 21,280,000	$ 32,680,000	$ 21,125,000	20,010,000	$ 19,730,000	$ 17,085,000	$ 30,595,000	$ 30,860,000
Forward Purchase Agreement liability	1,945,000	5,185,000	2,761,000	5,221,000	1,992,000	3,396,000	3,053,000	2,497,000	1,824,000	2,035,000
Total liabilities	43,115,877	49,562,036	33,196,490	47,497,571	32,717,007	33,095,876	32,146,197	29,140,263	41,977,989	42,747,764
Class A common stock subject to possible redemption	205,697,540	199,422,980	216,012,100	202,569,140	217,482,870	216,708,450	216,855,660	219,003,190	205,116,590	204,468,330
Additional paid-in capital	12,264,422	18,663,057	2,074,102	15,516,928	603,347	1,377,759	1,230,552	(916,957)	12,969,409	13,617,664
Retained earnings	(7,265,488)	(13,664,184)	2,924,943	(10,518,024)	4,395,713	3,621,291	3,768,497	5,916,024	(7,970,569)	(8,618,836)
Warrant liability	29,315,000	33,015,000	21,280,000	32,680,000	21,125,000	20,010,000	19,730,000	17,085,000	30,595,000	30,860,000
Forward Purchase Agreement liability	1,945,000	5,185,000	2,761,000	5,221,000	1,992,000	3,396,000	3,053,000	2,497,000	1,824,000	2,035,000
Total liabilities	43,115,877	49,562,036	33,196,490	47,497,571	32,717,007	33,095,876	32,146,197	29,140,263	41,977,989	42,747,764
Class A common stock subject to possible redemption	205,697,540	199,422,980	216,012,100	202,569,140	217,482,870	216,708,450	216,855,660	219,003,190	205,116,590	204,468,330
Additional paid-in capital	12,264,422	18,663,057	2,074,102	15,516,928	603,347	1,377,759	1,230,552	(916,957)	12,969,409	13,617,664
Accumulated deficit	(7,265,488)	(13,664,184)	2,924,943	(10,518,024)	4,395,713	3,621,291	3,768,497	5,916,024	(7,970,569)	(8,618,836)
Crescent Acquisition Corp | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Total liabilities		11,362,036	9,155,490	9,596,571	9,600,007	9,689,876	9,363,197	9,558,263	9,558,989	9,852,764
Class A common stock subject to possible redemption		237,622,980	240,053,100	240,470,140	240,599,870	240,114,450	239,638,660	238,585,190	237,535,590	237,363,330
Additional paid-in capital		4,748,125	2,318,029	1,900,993	1,771,264	2,256,679	2,732,465	3,785,925	4,835,419	5,007,679
Retained earnings		251,130	2,681,257	3,098,290	3,228,027	2,742,605	2,266,811	1,213,338	163,745	(8,522)
Total liabilities		11,362,036	9,155,490	9,596,571	9,600,007	9,689,876	9,363,197	9,558,263	9,558,989	9,852,764
Class A common stock subject to possible redemption		237,622,980	240,053,100	240,470,140	240,599,870	240,114,450	239,638,660	238,585,190	237,535,590	237,363,330
Additional paid-in capital		4,748,125	2,318,029	1,900,993	1,771,264	2,256,679	2,732,465	3,785,925	4,835,419	5,007,679
Accumulated deficit		251,130	2,681,257	3,098,290	3,228,027	2,742,605	2,266,811	1,213,338	163,745	(8,522)
Crescent Acquisition Corp | Adjustment
Error Corrections and Prior Period Adjustments Revision [Line Items]
Warrant liability		33,015,000	21,280,000	32,680,000	21,125,000		19,730,000	17,085,000	30,595,000	30,860,000
Forward Purchase Agreement liability		5,185,000	2,761,000	5,221,000	1,992,000		3,053,000	2,497,000	1,824,000	2,035,000
Total liabilities		38,200,000	24,041,000	37,901,000	23,117,000	23,406,000	22,783,000	19,582,000	32,419,000	32,895,000
Class A common stock subject to possible redemption		(38,200,000)	(24,041,000)	(37,901,000)	(23,117,000)	(23,406,000)	(22,783,000)	(19,582,000)	(32,419,000)	(32,895,000)
Additional paid-in capital		13,914,932	(243,927)	13,615,935	(1,167,917)	(878,920)	(1,501,913)	(4,702,882)	8,133,990	8,609,985
Retained earnings		(13,915,314)	243,686	(13,616,314)	1,167,686	878,686	1,501,686	4,702,686	(8,134,314)	(8,610,314)
Warrant liability		33,015,000	21,280,000	32,680,000	21,125,000		19,730,000	17,085,000	30,595,000	30,860,000
Forward Purchase Agreement liability		5,185,000	2,761,000	5,221,000	1,992,000		3,053,000	2,497,000	1,824,000	2,035,000
Total liabilities		38,200,000	24,041,000	37,901,000	23,117,000	23,406,000	22,783,000	19,582,000	32,419,000	32,895,000
Class A common stock subject to possible redemption		(38,200,000)	(24,041,000)	(37,901,000)	(23,117,000)	(23,406,000)	(22,783,000)	(19,582,000)	(32,419,000)	(32,895,000)
Additional paid-in capital		13,914,932	(243,927)	13,615,935	(1,167,917)	(878,920)	(1,501,913)	(4,702,882)	8,133,990	8,609,985
Accumulated deficit		(13,915,314)	243,686	(13,616,314)	1,167,686	878,686	1,501,686	4,702,686	(8,134,314)	(8,610,314)
Crescent Acquisition Corp | Class A
Error Corrections and Prior Period Adjustments Revision [Line Items]
Class A common stock	$ 442	$ 506	$ 340	$ 474	$ 325	$ 333	$ 331	$ 310	$ 449	$ 455
Class A common stock subject to possible redemption-shares outstanding	20,569,754	19,942,298	21,601,210	20,256,914	21,748,287	21,670,845	21,685,566	21,900,319	20,511,659	20,446,833
Class A common stock-shares issued	4,418,008	5,057,702	3,398,790	4,743,086	3,251,713	3,329,155	3,314,434	3,099,681	4,488,341	4,553,167
Class A common stock-shares outstanding	4,418,008	5,057,702	3,398,790	4,743,086	3,251,713	3,329,155	3,314,434	3,099,681	4,488,341	4,553,167
Class A common stock	$ 442	$ 506	$ 340	$ 474	$ 325	$ 333	$ 331	$ 310	$ 449	$ 455
Class A common stock subject to possible redemption-shares outstanding	20,569,754	19,942,298	21,601,210	20,256,914	21,748,287	21,670,845	21,685,566	21,900,319	20,511,659	20,446,833
Class A common stock-shares issued	4,418,008	5,057,702	3,398,790	4,743,086	3,251,713	3,329,155	3,314,434	3,099,681	4,488,341	4,553,167
Crescent Acquisition Corp | Class A | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Class A common stock		$ 124	$ 99	$ 95	$ 94	$ 99	$ 104	$ 114	$ 125	$ 126
Class A common stock subject to possible redemption-shares outstanding		23,762,298	24,005,310	24,047,014	24,059,987	24,011,445	23,963,866	23,858,519	23,753,559	23,736,333
Class A common stock-shares issued		1,237,702	994,690	952,986	940,013	988,555	1,036,134	1,141,481	1,246,441	1,263,667
Class A common stock-shares outstanding		1,237,702	994,690	952,986	940,013		1,036,134	1,141,481	1,246,441	1,263,667
Class A common stock		$ 124	$ 99	$ 95	$ 94	$ 99	$ 104	$ 114	$ 125	$ 126
Class A common stock subject to possible redemption-shares outstanding		23,762,298	24,005,310	24,047,014	24,059,987	24,011,445	23,963,866	23,858,519	23,753,559	23,736,333
Class A common stock-shares issued		1,237,702	994,690	952,986	940,013	988,555	1,036,134	1,141,481	1,246,441	1,263,667
Crescent Acquisition Corp | Class A | Adjustment
Error Corrections and Prior Period Adjustments Revision [Line Items]
Class A common stock subject to possible redemption		$ (38,200,000)			$ (23,117,000)
Class A common stock		$ 382	$ 241	$ 379	$ 231	$ 234	$ 227	$ 196	$ 324	$ 329
Class A common stock subject to possible redemption-shares outstanding		(3,820,000)	(2,404,100)	(3,790,100)	(2,311,700)	(2,340,600)	(2,278,300)	(1,958,200)	(3,241,900)	(3,289,500)
Class A common stock-shares issued		3,820,000	2,404,100	3,790,100	2,311,700	2,340,600	2,278,300	1,958,200	3,241,900	3,289,500
Class A common stock-shares outstanding		3,820,000	2,404,100	3,790,100	2,311,700		2,278,300	1,958,200	3,241,900	3,289,500
Class A common stock		$ 382	$ 241	$ 379	$ 231	$ 234	$ 227	$ 196	$ 324	$ 329
Class A common stock subject to possible redemption-shares outstanding		(3,820,000)	(2,404,100)	(3,790,100)	(2,311,700)	(2,340,600)	(2,278,300)	(1,958,200)	(3,241,900)	(3,289,500)
Class A common stock-shares issued		3,820,000	2,404,100	3,790,100	2,311,700	2,340,600	2,278,300	1,958,200	3,241,900	3,289,500
Class A common stock subject to possible redemption		$ (38,200,000)			$ (23,117,000)